Short-Term Borrowings and Long-Term Debt (Aggregate Amounts of Annual Maturities of Long-Term Debt) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2020	Mar. 31, 2019
Debt Disclosure [Abstract]
2021	¥ 29,807
2022	159,102
2023	229,617
2024	81,041
2025	43,923
Later fiscal years	121,283
Total	¥ 664,773	¥ 740,833